Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	COLUMBIA ACORN TRUST
Prospectus Date	rr_ProspectusDate	May 01, 2019
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

COLUMBIA ACORN TRUST

Supplement dated July 1, 2019

to the Prospectus, Summary Prospectus and Statement of Additional Information (“SAI”) dated May 1, 2019 for following Fund (“Fund”):

Columbia Acorn International Select

Effective immediately, the Fund’s Prospectus and Summary Prospectus are supplemented as follows:

1.	The Annual Fund Operating Expenses table that appears under the section heading “Fees and Expenses of the Fund” is removed and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class Adv	Class C	Class Inst	Class Inst2	Class Inst3

Management fees	0.89%	0.89%	0.89%	0.89%	0.89%	0.89%

Distribution and/or service (12b-1) fees	0.25%	0.00%	1.00%	0.00%	0.00%	0.00%

Other expenses(c)	0.39%	0.39%	0.39%	0.39%	0.31%	0.26%

Total annual Fund operating expenses(d)	1.53%	1.28%	2.28%	1.28%	1.20%	1.15%

Fee waivers and/or expense reimbursements(e)	(0.22)%	(0.22)%	(0.22)%	(0.22)%	(0.23)%	(0.23)%

Total annual Fund operating expenses after fee waivers and/or expense reimbursements	1.31%	1.06%	2.06%	1.06%	0.97%	0.92%

(c)	Other expenses have been restated to reflect current transfer agency fees paid by the Fund.
(d)
“Total annual Fund operating expenses” include acquired fund fees and expenses (expenses the Fund incurs indirectly through its investments in other investment companies) and may be higher than the ratio of expenses to average net assets shown in the Financial Highlights section of this prospectus because the ratio of expenses to average net assets does not include acquired fund fees and expenses.

(e)
Columbia Wanger Asset Management, LLC (the Investment Manager) has contractually agreed to waive fees and reimburse certain expenses of the Fund, through June 30, 2020, so that ordinary operating expenses (excluding transaction costs and certain other investment-related expenses, interest and fees on borrowings and expenses associated with the Fund’s investment in other investment companies, if any) do not exceed the annual rates of 1.31% for Class A shares, 1.06% for Class Adv shares, 2.06% for Class C shares, 1.06% for Class Inst shares, 0.97% for Class Inst2 shares and 0.92% for Class Inst3 shares. This arrangement may only be amended or terminated with approval from the Fund’s Board of Trustees and the Investment Manager. The fee waivers and/or expense reimbursements shown in the table also reflect the contractual agreement of the Fund’s transfer agent, Columbia Management Investment Services Corp. (the Transfer Agent), to waive a portion of its fees through June 30, 2020, such that the Fund’s transfer agency fees do not exceed the annual rates of 0.05% of the average daily net assets of Class Inst2 shares and 0.00% of the average daily net assets of Class Inst3 shares.

2.	The Example table and the paragraph that immediately precedes it under the section heading “Fees and Expenses of the Fund” are removed and replaced with the following:

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire as indicated in the preceding table, they are only reflected in the 1 year example and the first of the other examples. Although your actual costs may be higher or lower, based on the assumptions listed above, your costs would be:

	1 year	3 years	5 years	10 years
Class A (whether or not shares are redeemed)	$701	$1,010	$1,342	$2,276
Class Adv (whether or not shares are redeemed)	$108	$384	$681	$1,526
Class C (assuming redemption of all shares at the end of the period)	$309	$691	$1,200	$2,598
Class C (assuming no redemption of shares)	$209	$691	$1,200	$2,598
Class Inst (whether or not shares are redeemed)	$108	$384	$681	$1,526
Class Inst2 (whether or not shares are redeemed)	$99	$358	$638	$1,434
Class Inst3 (whether or not shares are redeemed)	$94	$343	$611	$1,377

Columbia Acorn International Select
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

COLUMBIA ACORN TRUST

Supplement dated July 1, 2019

to the Prospectus, Summary Prospectus and Statement of Additional Information (“SAI”) dated May 1, 2019 for following Fund (“Fund”):

Columbia Acorn International Select

Effective immediately, the Fund’s Prospectus and Summary Prospectus are supplemented as follows:

1.	The Annual Fund Operating Expenses table that appears under the section heading “Fees and Expenses of the Fund” is removed and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class Adv	Class C	Class Inst	Class Inst2	Class Inst3

Management fees	0.89%	0.89%	0.89%	0.89%	0.89%	0.89%

Distribution and/or service (12b-1) fees	0.25%	0.00%	1.00%	0.00%	0.00%	0.00%

Other expenses(c)	0.39%	0.39%	0.39%	0.39%	0.31%	0.26%

Total annual Fund operating expenses(d)	1.53%	1.28%	2.28%	1.28%	1.20%	1.15%

Fee waivers and/or expense reimbursements(e)	(0.22)%	(0.22)%	(0.22)%	(0.22)%	(0.23)%	(0.23)%

Total annual Fund operating expenses after fee waivers and/or expense reimbursements	1.31%	1.06%	2.06%	1.06%	0.97%	0.92%

(c)	Other expenses have been restated to reflect current transfer agency fees paid by the Fund.
(d)
“Total annual Fund operating expenses” include acquired fund fees and expenses (expenses the Fund incurs indirectly through its investments in other investment companies) and may be higher than the ratio of expenses to average net assets shown in the Financial Highlights section of this prospectus because the ratio of expenses to average net assets does not include acquired fund fees and expenses.

(e)
Columbia Wanger Asset Management, LLC (the Investment Manager) has contractually agreed to waive fees and reimburse certain expenses of the Fund, through June 30, 2020, so that ordinary operating expenses (excluding transaction costs and certain other investment-related expenses, interest and fees on borrowings and expenses associated with the Fund’s investment in other investment companies, if any) do not exceed the annual rates of 1.31% for Class A shares, 1.06% for Class Adv shares, 2.06% for Class C shares, 1.06% for Class Inst shares, 0.97% for Class Inst2 shares and 0.92% for Class Inst3 shares. This arrangement may only be amended or terminated with approval from the Fund’s Board of Trustees and the Investment Manager. The fee waivers and/or expense reimbursements shown in the table also reflect the contractual agreement of the Fund’s transfer agent, Columbia Management Investment Services Corp. (the Transfer Agent), to waive a portion of its fees through June 30, 2020, such that the Fund’s transfer agency fees do not exceed the annual rates of 0.05% of the average daily net assets of Class Inst2 shares and 0.00% of the average daily net assets of Class Inst3 shares.

2.	The Example table and the paragraph that immediately precedes it under the section heading “Fees and Expenses of the Fund” are removed and replaced with the following:

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire as indicated in the preceding table, they are only reflected in the 1 year example and the first of the other examples. Although your actual costs may be higher or lower, based on the assumptions listed above, your costs would be:

	1 year	3 years	5 years	10 years
Class A (whether or not shares are redeemed)	$701	$1,010	$1,342	$2,276
Class Adv (whether or not shares are redeemed)	$108	$384	$681	$1,526
Class C (assuming redemption of all shares at the end of the period)	$309	$691	$1,200	$2,598
Class C (assuming no redemption of shares)	$209	$691	$1,200	$2,598
Class Inst (whether or not shares are redeemed)	$108	$384	$681	$1,526
Class Inst2 (whether or not shares are redeemed)	$99	$358	$638	$1,434
Class Inst3 (whether or not shares are redeemed)	$94	$343	$611	$1,377

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2020
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Other expenses have been restated to reflect current transfer agency fees paid by the Fund.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	“Total annual Fund operating expenses” include acquired fund fees and expenses (expenses the Fund incurs indirectly through its investments in other investment companies) and may be higher than the ratio of expenses to average net assets shown in the Financial Highlights section of this prospectus because the ratio of expenses to average net assets does not include acquired fund fees and expenses.
Columbia Acorn International Select | Class A
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.89%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.39%	[1]
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.53%	[2]
Fee waivers and/or expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.22%)	[3]
Total annual Fund operating expenses after fee waivers and/or expense reimbursements	rr_NetExpensesOverAssets	1.31%
1 year	rr_ExpenseExampleYear01	$ 701
3 years	rr_ExpenseExampleYear03	1,010
5 years	rr_ExpenseExampleYear05	1,342
10 years	rr_ExpenseExampleYear10	2,276
1 year	rr_ExpenseExampleNoRedemptionYear01	701
3 years	rr_ExpenseExampleNoRedemptionYear03	1,010
5 years	rr_ExpenseExampleNoRedemptionYear05	1,342
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 2,276
Columbia Acorn International Select | Class Adv
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.89%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.39%	[1]
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.28%	[2]
Fee waivers and/or expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.22%)	[3]
Total annual Fund operating expenses after fee waivers and/or expense reimbursements	rr_NetExpensesOverAssets	1.06%
1 year	rr_ExpenseExampleYear01	$ 108
3 years	rr_ExpenseExampleYear03	384
5 years	rr_ExpenseExampleYear05	681
10 years	rr_ExpenseExampleYear10	1,526
1 year	rr_ExpenseExampleNoRedemptionYear01	108
3 years	rr_ExpenseExampleNoRedemptionYear03	384
5 years	rr_ExpenseExampleNoRedemptionYear05	681
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 1,526
Columbia Acorn International Select | Class C
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.89%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.39%	[1]
Total annual Fund operating expenses	rr_ExpensesOverAssets	2.28%	[2]
Fee waivers and/or expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.22%)	[3]
Total annual Fund operating expenses after fee waivers and/or expense reimbursements	rr_NetExpensesOverAssets	2.06%
1 year	rr_ExpenseExampleYear01	$ 309
3 years	rr_ExpenseExampleYear03	691
5 years	rr_ExpenseExampleYear05	1,200
10 years	rr_ExpenseExampleYear10	2,598
1 year	rr_ExpenseExampleNoRedemptionYear01	209
3 years	rr_ExpenseExampleNoRedemptionYear03	691
5 years	rr_ExpenseExampleNoRedemptionYear05	1,200
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 2,598
Columbia Acorn International Select | Class Inst
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.89%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.39%	[1]
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.28%	[2]
Fee waivers and/or expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.22%)	[3]
Total annual Fund operating expenses after fee waivers and/or expense reimbursements	rr_NetExpensesOverAssets	1.06%
1 year	rr_ExpenseExampleYear01	$ 108
3 years	rr_ExpenseExampleYear03	384
5 years	rr_ExpenseExampleYear05	681
10 years	rr_ExpenseExampleYear10	1,526
1 year	rr_ExpenseExampleNoRedemptionYear01	108
3 years	rr_ExpenseExampleNoRedemptionYear03	384
5 years	rr_ExpenseExampleNoRedemptionYear05	681
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 1,526
Columbia Acorn International Select | Class Inst2
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.89%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.31%	[1]
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.20%	[2]
Fee waivers and/or expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.23%)	[3]
Total annual Fund operating expenses after fee waivers and/or expense reimbursements	rr_NetExpensesOverAssets	0.97%
1 year	rr_ExpenseExampleYear01	$ 99
3 years	rr_ExpenseExampleYear03	358
5 years	rr_ExpenseExampleYear05	638
10 years	rr_ExpenseExampleYear10	1,434
1 year	rr_ExpenseExampleNoRedemptionYear01	99
3 years	rr_ExpenseExampleNoRedemptionYear03	358
5 years	rr_ExpenseExampleNoRedemptionYear05	638
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 1,434
Columbia Acorn International Select | Class Inst3
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.89%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.26%	[1]
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.15%	[2]
Fee waivers and/or expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.23%)	[3]
Total annual Fund operating expenses after fee waivers and/or expense reimbursements	rr_NetExpensesOverAssets	0.92%
1 year	rr_ExpenseExampleYear01	$ 94
3 years	rr_ExpenseExampleYear03	343
5 years	rr_ExpenseExampleYear05	611
10 years	rr_ExpenseExampleYear10	1,377
1 year	rr_ExpenseExampleNoRedemptionYear01	94
3 years	rr_ExpenseExampleNoRedemptionYear03	343
5 years	rr_ExpenseExampleNoRedemptionYear05	611
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 1,377

[1]	Other expenses have been restated to reflect current transfer agency fees paid by the Fund.
[2]	“Total annual Fund operating expenses” include acquired fund fees and expenses (expenses the Fund incurs indirectly through its investments in other investment companies) and may be higher than the ratio of expenses to average net assets shown in the Financial Highlights section of this prospectus because the ratio of expenses to average net assets does not include acquired fund fees and expenses.
[3]	Columbia Wanger Asset Management, LLC (the Investment Manager) has contractually agreed to waive fees and reimburse certain expenses of the Fund, through June 30, 2020, so that ordinary operating expenses (excluding transaction costs and certain other investment-related expenses, interest and fees on borrowings and expenses associated with the Fund’s investment in other investment companies, if any) do not exceed the annual rates of 1.31% for Class A shares, 1.06% for Class Adv shares, 2.06% for Class C shares, 1.06% for Class Inst shares, 0.97% for Class Inst2 shares and 0.92% for Class Inst3 shares. This arrangement may only be amended or terminated with approval from the Fund’s Board of Trustees and the Investment Manager. The fee waivers and/or expense reimbursements shown in the table also reflect the contractual agreement of the Fund’s transfer agent, Columbia Management Investment Services Corp. (the Transfer Agent), to waive a portion of its fees through June 30, 2020, such that the Fund’s transfer agency fees do not exceed the annual rates of 0.05% of the average daily net assets of Class Inst2 shares and 0.00% of the average daily net assets of Class Inst3 shares.